Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Apr. 30, 2023
Entity Registrant Name	dei_EntityRegistrantName	Northern Lights Fund Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001314414
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 10, 2023
Document Effective Date	dei_DocumentEffectiveDate	Jul. 10, 2023
Prospectus Date	rr_ProspectusDate	Jul. 10, 2023
PFG Fidelity Institutional AM® Core Plus Bond Strategy Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY – PFG Fidelity Institutional AM® Core Plus Bond Strategy Fund
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Investment Objective: The PFG Fidelity Institutional AM® Core Plus Bond Strategy Fund (the “Fund”) seeks current income.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy and hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. More information about these fees and expenses is available from your financial professional and in How to Purchase Shares on page 28 of the Fund’s Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 70% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	70.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Principal Investment Strategies: The Fund, under normal circumstances, will invest least 80% of its assets (defined as net assets plus the amount of any borrowing for investment purposes) in Fidelity® mutual funds and Fidelity exchange traded funds (“Fidelity Underlying Funds”). The balance of the Fund’s net assets will be invested in Fidelity Underlying Funds or mutual funds or exchange traded funds (“ETFs”) managed by advisers other than Fidelity (“Other Underlying Funds”), under normal market circumstances. At least 80% of the Fund’s assets (defined as net assets plus the amount of any borrowing for investment purposes) will be invested in Fidelity Underlying Funds and Other Underlying Funds that invest primarily in fixed-income securities, under normal circumstances. Fixed income securities shall consist of U.S. dollar denominated fixed income securities issued by domestic and foreign corporations and government entities of any investment grade, including high yield bonds (also known as “junk bonds”), asset-backed, and mortgage-backed securities. The Fund operates as a fund of funds.

In selecting Fidelity Underlying Funds and Other Underlying Funds to purchase or sell on behalf of the Fund, Pacific Financial Group, LLC (the “Adviser”) considers data and analysis regarding a model portfolio of Fidelity Underlying Funds and at times, Other Underlying Funds, provided by Fidelity Institutional Wealth Adviser LLC, which uses the brand name of Fidelity Institutional AM®. The Adviser is solely responsible for selecting the Fidelity Underlying Funds and Other Underlying Funds in which the Fund invests. No Fidelity entity is an investment adviser or sub-adviser to the Fund.

The objective of the Fund is to outperform its benchmark over a full market cycle. The strategy intends to generate these returns through asset allocation and selection of Underlying Funds, both of which are updated quarterly. Allocation changes are largely driven by updates to each Underlying Fund’s relative attractiveness and risk characteristics. The Fund’s portfolio will aim to have duration similar to the Bloomberg U.S. Aggregate Bond Index. As of May 31, 2023, the duration for the Index was 6.13%. Duration is a measure of the price sensitivity of a debt security or portfolio of debt securities to relative changes in interest rates. For instance, a duration of “three” means that a security’s price would be expected to decrease by approximately 3% with a 1% increase in interest rates. The maximum amount that the Fund can hold in below investment grade securities (also known as “junk bonds”) is 25%. The Fund will invest across fixed income sectors and across various exposures to duration and credit quality.

In determining the Fund’s asset allocation, the Adviser considers information provided by Fidelity’s Fixed Income Division, which in turn utilizes alpha forecasts to help identify active and passive Underlying Funds within the fund universe to minimize tracking error and that have higher estimated alpha. “Tracking error” is defined by the risk of an investment portfolio that is due to active management and indicates how closely a portfolio follows the index to which it is benchmarked. A tracking error of 0 means that the investment portfolio is tracking at 100% to the index which it is benchmarked. The Fund’s benchmark index is the Bloomberg U.S. Aggregate Bond Index. “Alpha” refers to a particular investment’s return relative to the overall market or benchmark index. Although the Fund does not intend to focus its investments in any particular sector, its portfolio may be focused in certain sectors from time to time as a result of its investment process.

Further, in managing the Fund’s level of investment risk, the Adviser utilizes RiskPro®, a software technology developed by ProTools, LLC, an affiliate of the Adviser. Based on proprietary algorithms, RiskPro® provides an estimate of the range of gain or loss of a portfolio of securities over a forward-looking rolling twelve-month period. The higher the RiskPro estimate, the greater the level of volatility that the Fund may experience over a twelve-month period. RiskPro’s algorithms take into account, among other factors, the volatility of the portfolio over the prior twelve months; a comparison of the portfolio’s volatility over the prior twelve-month period, to the volatility of the S&P 500 Index; and the long-term volatility of the S&P 500 Index.

The Adviser utilizes RiskPro to manage the Fund’s volatility as a whole, and to assess the impact of the Fund’s investment in the Fidelity Underlying Funds or Other Underlying Funds. In some circumstances, the Adviser may use RiskPro to identify specific Fidelity Underlying Funds or Other Underlying Funds in which to invest, on behalf of the Fund. For this Fund, the Adviser’s goal is to limit the Fund’s maximum range of total returns, over a twelve-month period, to a gain or a loss of less than 13%. Depending on market conditions, the Fund’s potential gain or loss, as estimated by RiskPro®, may exceed 13% from time to time. The use of RiskPro allows investors to evaluate whether the expected volatility of the Fund, as estimated by RiskPro over a forward-looking rolling twelve-month period, is aligned with the investors’ level of comfort with investment risk.

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Performance: The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class R shares for each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund over time to the performance of a broad-based securities market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Performance prior to July 10, 2023 reflects the use of the Fund’s prior investment strategy. Updated performance information is available at no cost by visiting www.TPFG.com or by calling 1-888-451-TPFG.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class R shares for each full calendar year since the Fund’s inception.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-451-TPFG
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.TPFG.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	4th Quarter 2022	1.40%
Worst Quarter:	1st Quarter 2022	(5.84)%
The year-to-date return as of the most recent calendar quarter, which ended June 30, 2023, was 0.93%.
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of the most recent calendar quarter
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2023
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.93%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2022
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.40%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.84%)
Performance Table Heading	rr_PerformanceTableHeading	Performance Table Average Annual Total Returns (For periods ended December 31, 2022)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
PFG Fidelity Institutional AM® Core Plus Bond Strategy Fund | Bloomberg U.S. Aggregate Bond Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(13.01%)	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	(11.18%)	[1]
PFG Fidelity Institutional AM® Core Plus Bond Strategy Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program.
PFG Fidelity Institutional AM® Core Plus Bond Strategy Fund | All Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Principal Investment Risks: As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance. The following risks apply to the Fund through its investments in the Fidelity Underlying Funds and Other Underlying Funds and the securities held by such Underlying Funds.

●	ETF Risk. Investment in the Fund should be made with the understanding that the passive ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the passive ETFs in which the Fund invests will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the passive ETFs may, from time to time, temporarily be unavailable, which may further impede the passive ETFs’ ability to track their applicable indices. In addition, the market value of ETF shares may differ from their net asset value. This difference in price may reflect that the supply and demand in the market for shares of the ETF at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when ETF shares trade at a premium or discount to net asset value.

●	Fixed Income Securities Risk. Typically, a rise in interest rates causes a decline in the value of fixed income securities. In general, the market price of fixed income securities with longer maturities will decrease more in response to rising interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by a Fidelity Underlying Fund or Other Underlying Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). Current conditions have resulted in a rise in interest rates, which in turn may result in a decline in the value of the fixed income investments held by a Fidelity Underlying Fund or Other Underlying Fund. As a result, for the present, interest rate risk may be heightened.

●	Foreign Risk. A Fidelity Underlying Fund or Other Underlying Fund may invest in foreign securities. Investing in foreign securities involves risks of adverse fluctuations in foreign currency values, adverse political, social, and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

●	High Yield Bond Risk. Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce a Fidelity Underlying Fund’s or Other Underlying Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease a Fidelity Underlying Fund’s or Other Underlying Fund’s share price, potentially resulting in losses for the Fund.

●	Index Risk. The Fidelity Underlying Funds and Other Underlying Funds in which the Fund invests may track an underlying index. The performance of each Fidelity Underlying Fund and Other Underlying Fund and its underlying index may vary somewhat due to factors such as fees and expenses, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from the underlying index. Errors in the construction or calculation of the index may occur from time to time and may not be identified and corrected for some period of time, which may have an adverse impact on the respective Fidelity Underlying Fund or Other Underlying Fund. Any variance in performance between the respective Fidelity Underlying Fund or Other Underlying Fund and its underlying index may have adverse effect on the performance of the Fund.

●	Management Risk. The Adviser’s judgments about the attractiveness, value and potential appreciation of securitites in which the Fund invests, including particular stocks, Fidelity Underlying Funds, Other Underlying Funds, or securities in which such underlying funds invest, may prove to be incorrect and there is no guarantee that the Adviser’s judgments will produce the desired results. In addition, research regarding model portfolios comprised of Fidelity Underlying Funds and Other Underlying Funds, including research regarding asset allocation, may not prove accurate with respect to economic and market forecasts.

●	Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region, or financial market. Securities in a Fidelity Underlying Fund’s or Other Underlying Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. The most recent novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment.

●	Mortgage and Asset-Backed Security Risk. When the Fund invests in asset-backed securities and mortgage-backed securities, the Fund is subject to the risk that, if the underlying borrowers fail to pay interest or repay principal, the assets backing these securities may not be sufficient to support payments on the securities.

●	Passive Investment Risk. The Fidleity Underlying Funds and Other Underlying Funds in which the Fund invests that are Index Funds are not actively managed, and Fidelity generally does not attempt to take defensive positions under any market conditions, including declining markets.

●	Portfolio Turnover Risk. As a Fund principally investing in Fidelity Underlying Funds and Other Underlying Funds, higher portfolio turnover within the Fidelity Underlying Funds and Other Underlying Funds will result in higher transactional and brokerage costs for the Fidelity Underlying Funds and Other Underlying Funds. Similarly, a higher portfolio turnover rate for the Fund itself will result in higher transactional and brokerage costs. Active trading may also increase the Fund’s realized capital gains or losses, which may affect the taxes you pay as a Fund shareholder, when Fund shares are held in a taxable account.

●	Real Estate Securities Risk. The value of real estate-related securities may be affected by various factors, including, but not limited to the following: (i) changes in general economic and market conditions; (ii) changes in the value of real estate properties; (iii) risks related to local economic conditions, overbuilding and increased competition; (iv) increases in property taxes and operating expenses; (v) changes in zoning laws; (vi) casualty and condemnation losses; (vii) variations in rental income, neighborhood values or the appeal of property to tenants; (viii) the availability of financing and (ix) changes in interest rates and leverage. Investing in REITs involves certain unique risks in addition to those associated with the real estate sector generally. REITs whose underlying properties are concentrated in a particular industry or region are also subject to risks affecting such industries and regions. REITs (especially mortgage REITs) are also subject to interest rate risks. By investing in REITs through Underlying Funds, the Fund, and consequently its shareholders, will bear expenses of the REITs.

●	RiskPro® Risk. While the Adviser utilizes RiskPro® as a research tool in managing the Fund’s volatility over a forward-looking rolling twelve-month period, the projections or other information generated by RiskPro® regarding the likelihood of various outcomes are hypothetical in nature, do not reflect actual investment results and are not a guarantee of future results. As a result, estimates of volatility by RiskPro may turn out to be inaccurate. In addition, as a Fund investing in Fidelity Underlying Funds and Other Underlying Funds, the actual volatility of the Fund is driven by the portfolio holdings of the Fidelity Underlying Funds and Other Underlying Funds. Because the Adviser will not know the current portfolio holdings of the Fidelity Underlying Funds or Other Underlying Funds, it is possible that the actual volatility of the Fund may be more or less than the Fund’s RiskPro® estimated volatility. This could result in poor absolute or relative performance, including significant losses.

●	Sector Risk. The Fund’s investments may be focused in securities of a particular sector through its investment in Fidelity Underlying Funds and Other Underlying Funds. Economic, legislative, or regulatory developments may occur that significantly affect the sector. This may cause the Fund’s net asset value to fluctuate more than that of a fund that does not focus in a particular sector.

●	Underlying Funds Risk. Fidelity Underlying Funds and Other Underlying Fund in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the Fidelity Underlying Funds and Other Underlying Funds and may also be higher than other mutual funds that invest directly in equity securities and bonds. Each of the Fidelity Underlying Funds and Other Underlying Funds is subject to its own investment strategy-specific risks. Further, the Fund’s concentration in investing at least 80% of the Fund’s assets in Fidelity Underlying Funds, under normal market circumstances, increases the Fund’s investment risk.

PFG Fidelity Institutional AM® Core Plus Bond Strategy Fund | PFG Fidelity Institutional AM® Core Plus Bond Strategy Fund Class R Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PFFBX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.70%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.19%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.24%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.18%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 221
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	682
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,169
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,513
Annual Return 2022	rr_AnnualReturn2022	(13.70%)
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	(13.70%)
Since Inception	rr_AverageAnnualReturnSinceInception	(12.26%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 29, 2021
PFG Fidelity Institutional AM® Core Plus Bond Strategy Fund | PFG Fidelity Institutional AM® Core Plus Bond Strategy Fund Class R Shares | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(13.77%)	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	(12.32%)	[4]
PFG Fidelity Institutional AM® Core Plus Bond Strategy Fund | PFG Fidelity Institutional AM® Core Plus Bond Strategy Fund Class R Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(8.10%)	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	(9.34%)	[4]
PFG BR Target Allocation Equity Strategy Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY – PFG BR Target Allocation Equity Strategy Fund
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Investment Objective: The PFG BR Target Allocation Equity Strategy Fund (the “Fund”) seeks growth of capital.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. More information about these fees and expenses is available from your financial intermediary and in How to Purchase Shares on page 28 of the Fund’s Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 43% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	43.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Principal Investment Strategies: The Fund seeks to achieve its investment objective by investing at least 80% of its net assets (defined as net assets plus the amount of any borrowing for investment purposes) in ETFs managed by BlackRock Fund Advisors, LLC (“BlackRock Underlying Funds”). In addition, at least 80% of the Fund’s net assets (defined as net assets plus the amount of any borrowing for investment purposes) will be invested in BlackRock Underlying Funds that invest primarily in either or both U.S. and foreign equity securities of any capitalization. The balance of the Fund’s net assets will be invested in BlackRock Underlying Funds that may also invest primarily in either or both U.S. and foreign equity securities of any capitalization. Equity investments will include U.S. equity securities, foreign equity and emerging market equity securities The Fund considers emerging market countries to be those represented in the MSCI Emerging Markets Index. The Fund operates as a fund of funds.

In selecting BlackRock Underlying Funds to purchase or sell on behalf of the Fund, Pacific Financial Group, LLC (the “Adviser”) utilizes information provided by BlackRock, including data and analysis about BlackRock Underlying Funds.

BlackRock Underlying Funds will invest primarily in equity securities of varying market capitalizations in order to obtain exposure to the broad equity market. The Fund utilizes macro-economic insight developed by the BlackRock Model Portfolio Solutions team. The Fund utilizes a dynamic approach to asset allocation driven by quantitative and qualitative assessments such as valuation, corporate earnings, factor rotation, sentiment, market outlook and economic trends and insights from policy experts. Although the Fund does not intend to focus its investments in any particular sector, its portfolio may be focused in certain sectors from time to time as a result of its investment process and indirectly through the holdings of the BlackRock Underlying Funds.

The Fund’s target allocation will be 100% equity investment exposure, with a target of 70% in global equities (as represented by the MSCI ACWI Index) and 30% in large and mid-cap domestic equities (as represented by the MSCI USA Index). The MSCI ACWI Index is an index that tracks broad based global equity markets comprising of 23 developed countries and 25 emerging markets. The MSCI USA Index is an index that tracks the performance of large and medium capitalization segments of the US markets.

In addition, in managing the Fund’s level of investment risk, the Adviser utilizes RiskPro®, a software technology developed by ProTools, LLC, an affiliate of the Adviser. Based on proprietary algorithms, RiskPro® provides an estimate of the range of gain or loss of a portfolio of securities over a forward-looking rolling twelve-month period. The higher the RiskPro estimate, the greater the level of volatility that the Fund may experience over a twelve-month period. RiskPro’s algorithms take into account, among other factors, the volatility of the portfolio over the prior twelve months; a comparison of the portfolio’s volatility over the prior twelve-month period, to the volatility of the S&P 500 Index; and the long-term volatility of the S&P 500 Index.

The Adviser utilizes RiskPro to manage the Fund’s volatility as a whole, and to assess the impact of the Fund’s investment in BlackRock Underlying Funds. In some circumstances, the Adviser may use RiskPro to identify specific BlackRock Underlying Funds in which to invest, on behalf of the Fund. For this Fund, there is no limit on the Fund’s maximum annual volatility. Consequently, in managing the Fund, the Adviser will permit the Fund’s potential total return, over a twelve-month period, as estimated by RiskPro®, to exceed a loss or gain of more than 30%. Depending on market conditions, the Fund’s potential gain or loss, as estimated by RiskPro®, may be below 30% from time to time. The use of RiskPro allows investors to evaluate whether the expected volatility of the Fund, as estimated by RiskPro over a forward-looking rolling twelve-month period, is aligned with the investors’ level of comfort with investment risk.

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Performance: The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class R shares for each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund over time to the performance of a broad-based securities market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Performance prior to July 10, 2023 reflects the use of the Fund’s prior investment strategy. Updated performance information is available at no cost by visiting www.TPFG.com or by calling 1-888-451-TPFG.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class R shares for each full calendar year since the Fund’s inception.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-451-TPFG
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.TPFG.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	4th Quarter 2022	9.39%
Worst Quarter:	2nd Quarter 2022	(16.06)%
The year-to-date return as of the most recent calendar quarter, which ended June 30, 2023, was 13.55%.
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of the most recent calendar quarter
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2023
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	13.55%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2022
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.39%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.06%)
Performance Table Heading	rr_PerformanceTableHeading	Performance Table Average Annual Total Returns (For periods ended December 31, 2022)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
PFG BR Target Allocation Equity Strategy Fund | Morningstar Aggressive Target Risk Index (Total Return)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(15.93%)	[5]
Since Inception	rr_AverageAnnualReturnSinceInception	11.58%	[5]
PFG BR Target Allocation Equity Strategy Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program.
PFG BR Target Allocation Equity Strategy Fund | All Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Principal Investment Risks: As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance. The following risks apply to the Fund through its investments in BlackRock Underlying Funds and the securities held by BlackRock Underlying Funds.

●	Emerging Markets Risk. A BlackRock Underlying Fund may invest in emerging market countries. Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Emerging market securities also tend to be less liquid.

●	Equity Risk. Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value. The equity securities held by a BlackRock Underlying Fund may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors affecting securities markets generally, the equity securities of a specific sector, or a specific company. There is no guarantee that the equity securities held by BlackRock Underlying Funds will declare dividends in the future or that the dividends paid by such equity securities will remain at current levels or increase over time.

●	ETF Risk. Investment in the Fund should be made with the understanding that the passive ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the passive ETFs in which the Fund invests will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the passive ETFs may, from time to time, temporarily be unavailable, which may further impede the passive ETFs’ ability to track their applicable indices. In addition, the market value of ETF shares may differ from their net asset value. This difference in price may reflect that the supply and demand in the market for shares of the ETF at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when ETF shares trade at a premium or discount to net asset value.

●	ETF Structure Risk. The Fund invests 80% of its assets in the Underlying ETFs and as a result is subject to special risks, including:

○	Trading Issues. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. An active trading market for the BlackRock Underlying Funds’ shares may not be developed or maintained. If the BlackRock Underlying Funds’ shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the BlackRock Underlying Funds’ shares. To the extent that those authorized participants exit the business or are unable to process creation or redemption orders and no other authorized participants are able to step forward to do so, there may be a significantly diminished trading market for the BlackRock Underlying Funds’ shares. This could lead to differences between market price and underlying value of shares.

○	Liquidity Risk. In stressed market conditions, the market for the BlackRock Underlying Funds’ shares may become less liquid in response to deteriorating liquidity in the market for the Fund’s underlying holdings. This adverse effect on the liquidity of the BlackRock Underlying Funds’ shares may, in turn, lead to differences between the market value of the BlackRock Underlying Funds’ shares and the BlackRock Underlying Funds’ net asset value.

○	Cash Transaction Risk. Purchases and redemptions of creation units that are made primarily with cash, rather than through in-kind delivery of portfolio securities, may cause the BlackRock Underlying Funds to incur additional costs including brokerage costs and taxable capital gains or losses that the BlackRock Underlying Funds may not have incurred if the Underlying ETF had made redemptions in-kind.

○	Market Price Variance Risk. When all or a portion of a BlackRock Underlying Funds’ underlying securities trade in a market that is closed when the market for the BlackRock Underlying Funds’ shares is open, there may be changes from the last quote of the closed market and the quote from the BlackRock Underlying Funds’ domestic trading day, which could lead to differences between the market value of the BlackRock Underlying Funds’ shares and the BlackRock Underlying Funds’ net asset value.

●	Foreign Risk. A BlackRock Underlying Fund may invest in foreign securities. Investing in foreign securities involves risks of adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

●	Index Risk. The BlackRock Underlying Funds in which the Fund invests may track an underlying index. The performance of each BlackRock Underlying Fund and its underlying index may vary somewhat due to factors such as fees and expenses, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from the underlying index. Errors in the construction or calculation of the index may occur from time to time and may not be identified and corrected for some period of time, which may have an adverse impact on the respective BlackRock Underlying Fund. Any variance in performance between the respective BlackRock Underlying Fund and its underlying index may have adverse effect on the performance of the Fund.

●	Large Capitalization Equity Risk. The Fund’s investments in the BlackRock Underlying Funds may expose the Fund to risks involved in investing in large capitalization companies. Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

●	Management Risk. The Adviser’s judgments about the attractiveness, value and potential appreciation of securities in which the Fund invests, including particular BlackRock Underlying Funds or other securities in which such underlying funds invest, may prove to be incorrect and there is no guarantee that the Adviser’s judgments will produce the desired results. In addition, research regarding model portfolios comprised of BlackRock Underlying Funds may not prove accurate with respect to economic and market forecasts.

●	Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in a BlackRock Underlying Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. The most recent novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment.

●	Medium Capitalization Equity Risk. The stocks of medium capitalization companies involve substantial risk. These companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group. Stocks of these companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

●	Passive Investment Risk. The BlackRock Underlying Funds in which the Fund invests are Index Funds are not actively managed, and BlackRock generally does not attempt to take defensive positions under any market conditions, including declining markets.

●	Portfolio Turnover Risk. As a Fund principally investing in BlackRock Underlying Funds, higher portfolio turnover within the BlackRock Underlying Funds will result in higher transactional and brokerage costs for the BlackRock Underlying Funds. Similarly, a higher portfolio turnover rate for the Fund itself will result in higher transactional and brokerage costs. Active trading may also increase the Fund’s realized capital gains or losses, which may affect the taxes you pay as a Fund shareholder, when Fund shares are held in a taxable account.

●	Real Estate Securities Risk. The value of real estate-related securities may be affected by various factors, including, but not limited to the following: (i) changes in general economic and market conditions; (ii) changes in the value of real estate properties; (iii) risks related to local economic conditions, overbuilding and increased competition; (iv) increases in property taxes and operating expenses; (v) changes in zoning laws; (vi) casualty and condemnation losses; (vii) variations in rental income, neighborhood values or the appeal of property to tenants; (viii) the availability of financing and (ix) changes in interest rates and leverage. Investing in REITs involves certain unique risks in addition to those associated with the real estate sector generally. REITs whose underlying properties are concentrated in a particular industry or region are also subject to risks affecting such industries and regions. REITs (especially mortgage REITs) are also subject to interest rate risks. By investing in REITs through Underlying Funds, the Fund, and consequently its shareholders, will bear expenses of the REITs.

●	RiskPro® Risk. While the Adviser utilizes RiskPro® as a research tool, in managing the Fund’s maximum volatility over a forward-looking rolling twelve-month period, the projections or other information generated by RiskPro® regarding the likelihood of various outcomes are hypothetical in nature, do not reflect actual investment results and are not a guarantee of future results. As a result, estimates of volatility by RiskPro may turn out to be inaccurate. In addition, as a Fund investing in BlackRock Underlying Funds, the actual volatility of the Fund is driven by the portfolio holdings of the BlackRock Underlying Funds. Because the Adviser will not know the current portfolio holdings of the BlackRock Underlying Funds, it is possible that the actual volatility of the Fund may be more or less than the Fund’s RiskPro® estimated volatility. This could result in poor absolute or relative performance, including significant losses.

●	Sector Risk. The Fund’s investments may be focused in securities of a particular sector through its investment in BlackRock Underlying Funds. Economic, legislative or regulatory developments may occur that significantly affect the sector. This may cause the Fund’s net asset value to fluctuate more than that of a fund that does not focus in a particular sector.

●	Small Capitalization Equity Risk. The stocks of small capitalization companies involve substantial risk. These companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group. Stocks of these companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

●	Underlying Funds Risk. BlackRock Underlying Funds in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the BlackRock Underlying Funds and may also be higher than other mutual funds that invest directly in stocks and bonds. Each of the BlackRock Underlying Funds is subject to its own investment strategy-specific risks. Further, the Fund’s concentration in investing at least 80% of the Fund’s assets in BlackRock Underlying Funds, under normal market circumstances, increases the Fund’s investment risk.

PFG BR Target Allocation Equity Strategy Fund | PFG BR Target Allocation Equity Strategy Fund Class R Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PFESX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.70%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.17%	[6]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.22%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[7]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.16%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 219
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	676
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,159
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,493
Annual Return 2021	rr_AnnualReturn2021	17.73%
Annual Return 2022	rr_AnnualReturn2022	(21.20%)
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	(21.20%)
Since Inception	rr_AverageAnnualReturnSinceInception	7.18%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2020
PFG BR Target Allocation Equity Strategy Fund | PFG BR Target Allocation Equity Strategy Fund Class R Shares | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(21.82%)	[8]
Since Inception	rr_AverageAnnualReturnSinceInception	5.39%	[8]
PFG BR Target Allocation Equity Strategy Fund | PFG BR Target Allocation Equity Strategy Fund Class R Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(12.07%)	[8]
Since Inception	rr_AverageAnnualReturnSinceInception	5.40%	[8]
PFG Invesco® Equity Factor Rotation Strategy Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY – PFG Invesco® Equity Factor Rotation Strategy Fund
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Investment Objective: The PFG Invesco® Equity Factor Rotation Strategy Fund (the “Fund”) seeks aggressive growth.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy and hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. More information about these fees and expenses is available from your financial professional and in How to Purchase Shares on page 28 of the Fund’s Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 22% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	22.00%
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Estimated for the current fiscal period.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Principal Investment Strategies: The Fund seeks to achieve its investment objective by investing at least 80% of its assets (defined as net assets plus the amount of any borrowing for investment purposes) in mutual funds and exchange traded funds (“ETFs”) managed by Invesco Advisers, Inc. or its affiliates collectively (“Invesco”), an indirect wholly-owned subsidiary of

Invesco Ltd. (“Invesco Underlying Funds”). The balance of the Fund’s net assets will be invested in Invesco Underlying Funds or mutual funds or ETFs managed by advisers other than Invesco (“Other Underlying Funds”). At least 80% of the Fund’s assets (defined as net assets plus the amount of any borrowing for investment purposes) will be invested in Invesco Underlying Funds and Other Underlying Funds that invest primarily in either or both U.S. and foreign equity securities. Equity securities shall consist of common stock of domestic, foreign and emerging market issuers of any market capitalization. The Fund considers emerging market countries to be those represented in the MSCI Emerging Markets Index. The Fund operates as a fund of funds.

In selecting Invesco Underlying Funds and Other Underlying Funds to purchase or sell on behalf of the Fund, Pacific Financial Group, LLC (the “Adviser”) utilizes information provided by Invesco, including data and analysis about the Invesco Underlying Funds and Other Underlying Funds. The Adviser will be responsible for deciding which Invesco Underlying Funds and Other Underlying Funds to purchase and sell on behalf of the Fund.

The Fund intends to invest in Invesco Underlying Funds and Other Underlying Funds that emphasize factor investing using a macro regime-based approach in determining asset allocation and selecting securities. By emphasizing factors, the Invesco Underlying Funds and Other Underlying Funds will invest in companies driven by top-down and bottom-up methodology to build a portfolio that emphasizes or focuses on a certain factor(s) given the macro regime. Macro regime refers to a business cycle or period of time that has similar macroeconomic trends, data points, and market prices that provide signals to investing.

The Adviser intends to consider information provided by Invesco about four different models, based on four business cycles: recovery, expansion, slowdown and contraction. Each phase of the business cycle will result in asset allocation in different factors, such as value, quality, size, low volatility, and momentum. In determining factor exposure, the Adviser will consider the results of Invesco’s Leading Economic Indicator and Global Risk Appetite Cycle Indicator.

Each Invesco Underlying Fund and Other Underlying Fund is permitted to invest in both U.S. and foreign equity securities of any market capitalization. Equity securities shall consist of common stock of domestic, foreign and emerging market issuers of any market capitalization. The Fund seeks to invest 70% to 80% of its assets in US equities and 20% to 30% in international equities, under normal market conditions. Although the Fund does not intend to focus its investments in any particular sector, from time to time, the Fund’s portfolio may be focused in certain sectors driven from factor exposures as a result of its investment process.

Further, in managing the Fund’s level of investment risk, the Adviser utilizes RiskPro®, a software technology developed by ProTools, LLC, an affiliate of the Adviser. Based on proprietary algorithms, RiskPro® provides an estimate of the range of gain or loss of a portfolio of securities over a forward-looking rolling twelve-month period. The higher the RiskPro estimate, the greater the level of volatility that the Fund may experience over a twelve-month period. RiskPro’s algorithms take into account, among other factors, the volatility of the portfolio over the prior twelve months; a comparison of the portfolio’s volatility over the prior twelve-month period, to the volatility of the S&P 500 Index; and the long-term volatility of the S&P 500 Index.

The Adviser utilizes RiskPro to manage the Fund’s volatility as a whole, and to assess the impact of the Fund’s investment in Invesco Underlying Funds and Other Underlying Funds. In some circumstances, the Adviser may use RiskPro to identify specific Invesco Underlying Funds and Other Underlying Funds in which to invest, on behalf of the Fund. For this Fund, there is no limit on the Fund’s maximum annual volatility. Consequently, in managing the Fund, the Adviser will permit the Fund’s potential total return, over a twelve-month period, as estimated by RiskPro®, to exceed a loss or gain of more than 30%. Depending on market conditions, the Fund’s potential gain or loss, as estimated by RiskPro®, may be below 30% from time to time. The use of RiskPro allows investors to evaluate whether the expected volatility of the Fund, as estimated by RiskPro over a forward-looking rolling twelve-month period, is aligned with the investors’ level of comfort with investment risk.

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Performance: The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class R shares for each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund over time to the performance of a broad-based securities market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Performance prior to July 10, 2023 reflects the use of the Fund’s prior investment strategy. Updated performance information is available at no cost by visiting www.TPFG.com or by calling 1-888-451-TPFG.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class R shares for each full calendar year since the Fund’s inception.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-451-TPFG
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.TPFG.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	4th Quarter 2022	6.17%
Worst Quarter:	2nd Quarter 2022	(14.89)%
The year-to-date return as of the most recent calendar quarter, which ended June 30, 2023, was 6.36%.
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of the most recent calendar quarter
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2023
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.36%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2022
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.17%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.89%)
Performance Table Heading	rr_PerformanceTableHeading	Performance Table Average Annual Total Returns (For periods ended December 31, 2022)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
PFG Invesco® Equity Factor Rotation Strategy Fund | Morningstar Aggressive Target Risk Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(15.93%)	[9]
Since Inception	rr_AverageAnnualReturnSinceInception	(12.82%)	[9]
PFG Invesco® Equity Factor Rotation Strategy Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program.
PFG Invesco® Equity Factor Rotation Strategy Fund | All Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Principal Investment Risks: As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance. The following risks apply to the Fund through its investments in Invesco Underlying Funds, Other Underlying Funds and the securities held by such Underlying Funds.

●	Equity Risk. Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value. The equity securities held by an Invesco Underlying Fund or Other Underlying Fund may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors affecting securities markets generally, the equity securities of a specific sector, or a specific company. There is no guarantee that the equity securities held by Invesco Underlying Funds or Other Underlying Funds will declare dividends in the future or that the dividends paid by such equity securities will remain at current levels or increase over time.

●	ETF Risk. Investment in the Fund should be made with the understanding that the passive ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the passive ETFs in which the Fund invests will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the passive ETFs may, from time to time, temporarily be unavailable, which may further impede the passive ETFs’ ability to track their applicable indices. In addition, the market value of ETF shares may differ from their net asset value. This difference in price may reflect that the supply and demand in the market for shares of the ETF at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when ETF shares trade at a premium or discount to net asset value.

●	ETF Structure Risk. The Fund invests 80% of its assets in the Underlying ETFs and as a result is subject to special risks, including:

○	Trading Issues. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. An active trading market for the Invesco Underlying Funds’ or Other Underlying Funds’ shares may not be developed or maintained. If the Invesco Underlying Funds’ or Other Underlying Funds’ shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Invesco Underlying Funds’ or Other Underlying Funds’ shares. To the extent that those authorized participants exit the business or are unable to process creation or redemption orders and no other authorized participants are able to step forward to do so, there may be a significantly diminished trading market for the Invesco Underlying Funds’ or Other Underlying Funds’ shares. This could lead to differences between market price and underlying value of shares.

○	Liquidity Risk. In stressed market conditions, the market for the Invesco Underlying Funds’ or Other Underlying Funds’ shares may become less liquid in response to deteriorating liquidity in the market for the Fund’s underlying holdings. This adverse effect on the liquidity of the Invesco Underlying Funds’ or Other Underlying Funds’ shares may, in turn, lead to differences between the market value of the Invesco Underlying Funds’ or Other Underlying Funds’ shares and the Invesco Underlying Funds’ or Other Underlying Funds’ net asset value.

○	Cash Transaction Risk. Purchases and redemptions of creation units that are made primarily with cash, rather than through in-kind delivery of portfolio securities may cause the Invesco Underlying Funds or Other Underlying Funds to incur additional costs including brokerage costs and taxable capital gains or losses that the Invesco Underlying Funds or Other Underlying Funds may not have incurred if the Underlying ETF had made redemptions in-kind.

○	Market Price Variance Risk. When all or a portion of an Invesco Underlying Funds’ or Other Underlying Funds’ underlying securities trade in a market that is closed when the market for the Invesco Underlying Funds’ or Other Underlying Funds’ shares is open, there may be changes from the last quote of the closed market and the quote from the Invesco Underlying Funds’ or Other Underlying Funds’ domestic trading day, which could lead to differences between the market value of the Invesco Underlying Funds’ or Other Underlying Funds’ shares and the Invesco Underlying Funds’ or Other Underlying Funds’ net asset value.

●	Foreign Risk. An Invesco Underlying Fund or Other Underlying Fund may invest in foreign securities. Investing in foreign securities involves risks of adverse fluctuations in foreign currency values, adverse political, social, and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

●	Index Risk. The Invesco Underlying Funds and Other Underlying Funds in which the Fund invests may track an underlying index. The performance of each Invesco Underlying Fund or Other Underlying Fund and its underlying index may vary somewhat due to factors such as fees and expenses, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from the underlying index. Errors in the construction or calculation of the index may occur from time to time and may not be identified and corrected for some period of time, which may have an adverse impact on the respective Invesco Underlying Fund or Other Underlying Fund. Any variance in performance between the respective Invesco Underlying Funds and its underlying index may have adverse effect on the performance of the Fund.

●	Large Capitalization Equity Risk. The Fund’s investments in Invesco Underlying Funds and Other Underlying Funds may expose the Fund to risks involved in investing in large capitalization companies. Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

●	Management Risk. The Adviser’s judgments about the attractiveness, value and potential appreciation of securities in which the Fund invests, including of particular Invesco Underlying Funds, Other Underlying Funds, or securities in which such underlying funds invest, may prove to be incorrect and there is no guarantee that the Adviser’s judgments will produce the desired results. In addition, research utilized by the Adviser from the research provider regarding the Invesco Underlying Funds and Other Underlying Funds, including research regarding asset allocation, may not prove accurate with respect to economic and market forecasts.

●	Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region, or financial market. Securities in an Invesco Underlying Fund’s or Other Underlying Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. The current novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment.

●	Medium Capitalization Equity Risk. The stocks of medium capitalization companies involve substantial risk. These companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group. Stocks of these companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

●	Passive Investment Risk. The Invesco Underlying Funds and Other Underlying Funds in which the Fund invests that are Index Funds are not actively managed, and Invesco generally does not attempt to take defensive positions under any market conditions, including declining markets.

●	Portfolio Turnover Risk. As a Fund principally investing in Invesco Underlying Funds and Other Underlying Funds, higher portfolio turnover within the Invesco Underlying Funds and Other Underlying Funds will result in higher transactional and brokerage costs for the Invesco Underlying Funds and Other Underlying Funds. A higher portfolio turnover rate for the Fund itself will result in higher transactional and brokerage costs. Similarly, a higher portfolio turnover rate for the Fund itself will result in higher transactional and brokerage costs. Active trading may also increase the Fund’s realized capital gains or losses, which may affect the taxes you pay as a Fund shareholder, when Fund shares are held in a taxable account.

●	Real Estate Securities Risk. The value of real estate-related securities may be affected by various factors, including, but not limited to the following: (i) changes in general economic and market conditions; (ii) changes in the value of real estate properties; (iii) risks related to local economic conditions, overbuilding and increased competition; (iv) increases in property taxes and operating expenses; (v) changes in zoning laws; (vi) casualty and condemnation losses; (vii) variations in rental income, neighborhood values or the appeal of property to tenants; (viii) the availability of financing and (ix) changes in interest rates and leverage. Investing in REITs involves certain unique risks in addition to those associated with the real estate sector generally. REITs whose underlying properties are concentrated in a particular industry or region are also subject to risks affecting such industries and regions. REITs (especially mortgage REITs) are also subject to interest rate risks. By investing in REITs through Underlying Funds, the Fund, and consequently its shareholders, will bear expenses of the REITs.

●	RiskPro® Risk. While the Adviser utilizes RiskPro® as a research tool, in managing the Fund’s volatility over a forward-looking rolling twelve-month period, the projections or other information generated by RiskPro® regarding the likelihood of various outcomes are hypothetical in nature, do not reflect actual investment results and are not a guarantee of future results. As a result, estimates of volatility by RiskPro may turn out to be inaccurate. In addition, as a Fund investing in Invesco Underlying Funds and Other Underlying Funds, the actual volatility of the Fund is driven by the portfolio holdings of the Invesco Underlying Funds and Other Underlying Funds. Because the Adviser will not know the current portfolio holdings of the Invesco Underlying Funds or Other Underlying Funds, it is possible that the actual volatility of the Fund may be more or less than the Fund’s RiskPro® estimated volatility. This could result in poor absolute or relative performance, including significant losses.

●	Sector Risk. The Fund’s investments may be focused in securities of a particular sector through its investment in Invesco Underlying Funds and Other Underlying Funds. Economic, legislative, or regulatory developments may occur that significantly affect the sector. This may cause the Fund’s net asset value to fluctuate more than that of a fund that does not focus in a particular sector.

●	Small Capitalization Equity Risk. The stocks of small capitalization companies involve substantial risk. These companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group. Stocks of these companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

●	Underlying Funds Risk. Invesco Underlying Funds and Other Underlying Funds in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the Invesco Underlying Funds and Other Underlying Funds and may be higher than other mutual funds that invest directly in equity securities and bonds. Each of the Invesco Underlying Funds and Other Underlying Funds is subject to its own investment strategy-specific risks. Further, the Fund’s concentration in investing at least 80% of the Fund’s assets in Invesco Underlying Funds, under normal market circumstances, increases the Fund’s investment risk.

PFG Invesco® Equity Factor Rotation Strategy Fund | PFG Invesco® Equity Factor Rotation Strategy Fund Class R Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PFIOX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.70%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.64%	[10]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.69%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[11]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.63%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 266
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	817
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,395
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,964
Annual Return 2022	rr_AnnualReturn2022	(24.37%)
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	(24.37%)
Since Inception	rr_AverageAnnualReturnSinceInception	(24.05%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 29, 2021
PFG Invesco® Equity Factor Rotation Strategy Fund | PFG Invesco® Equity Factor Rotation Strategy Fund Class R Shares | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(24.37%)	[12]
Since Inception	rr_AverageAnnualReturnSinceInception	(24.10%)	[12]
PFG Invesco® Equity Factor Rotation Strategy Fund | PFG Invesco® Equity Factor Rotation Strategy Fund Class R Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(14.43%)	[12]
Since Inception	rr_AverageAnnualReturnSinceInception	(18.24%)	[12]

[1]	Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market. This includes Treasuries, government-related and corporate securities, mortgage-backed securities, asset-backed securities and collateralized mortgage-backed securities.
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange-traded funds. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund
[3]	Pacific Financial Group, LLC, the Fund’s Adviser, has contractually agreed to waive management fees and to make payments to limit Fund expenses so that the total annual operating expenses (exclusive of any (i) front-end or contingent deferred loads, (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses, (iv) fees and expenses associated with investments including investments in other collective investment vehicles or derivative instruments (for example options fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser))) do not exceed 1.99% of average daily net assets. This agreement may be terminated only by the Board of Trustees on 60 days written notice to Pacific Financial Group, LLC or upon the termination of the Fund’s investment advisory agreement with Pacific Financial Group, LLC.
[4]	After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[5]	The Morningstar Aggressive Target Risk Index (Total Return) is an index designed to meet the benchmarking needs of target risk investors by offering an objective yardstick for performance comparison. The index invests in 95% global equity exposure and 5% global bond exposure. Investors cannot invest directly in an index. The index’s components reflect the returns of a broad universe of equity, fixed income, REIT and commodity holdings.
[6]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange-traded funds. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[7]	Pacific Financial Group, LLC, the Fund’s Adviser, has contractually agreed to waive management fees and to make payments to limit Fund expenses so that the total annual operating expenses (exclusive of any (i) front-end or contingent deferred loads, (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses, (iv) fees and expenses associated with investments including investments in other collective investment vehicles or derivative instruments (for example options fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser))) do not exceed 1.99% of average daily net assets. This agreement may be terminated only by the Board of Trustees on 60 days written notice to Pacific Financial Group, LLC or upon the termination of the Fund’s investment advisory agreement with Pacific Financial Group, LLC.
[8]	After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[9]	Morningstar Aggressive Target Risk Index The Morningstar Aggressive Target Risk Index (Total Return) is an index designed to meet the benchmarking needs of target risk investors by offering an objective yardstick for performance comparison. The index invests in 95% global equity exposure and 5% global bond exposure. Investors cannot invest directly in an index. The index’s components reflect the returns of a broad universe of equity, fixed income, REIT and commodity holdings.
[10]	Estimated for the current fiscal period. Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange-traded funds.
[11]	Pacific Financial Group, LLC, the Fund’s Adviser, has contractually agreed to waive management fees and to make payments to limit Fund expenses so that the total annual operating expenses (exclusive of any (i) front-end or contingent deferred loads, (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses, (iv) fees and expenses associated with investments including investments in other collective investment vehicles or derivative instruments (for example options fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser))) do not exceed 1.99% of average daily net assets. This agreement may be terminated only by the Board of Trustees on 60 days written notice to Pacific Financial Group, LLC or upon the termination of the Fund’s investment advisory agreement with Pacific Financial Group, LLC.
[12]	After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.